     As filed with the Securities and Exchange Commission on October 7, 2005

                                                             File No. 333-101923
                                                                       811-04732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [ ]
                                      -----
         Post-Effective Amendment No.   13                                  [X]
                                      -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 469                                                  [X]
                      -----

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445
               (Depositor's Telephone Number, Including Area Code)

                               Christopher M. Grinnell
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule
       ------     485

          X       on October 7, 2005, pursuant to paragraph (b) of Rule 485
       ------

                  60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ------

                  on __________, pursuant to paragraph (a)(1) of Rule 485
       ------

                  this post-effective amendment designates a new effective date
       ------     for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information (including all financial statements) for AmSouth Variable Annuity (Series III and Series
IIIR) are incorporated in Part A of this Post-Effective Amendment No. 13, by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-101923), as filed on April 4, 2005, and declared effective on May 2, 2005.

Supplements to the aforementioned prospectus and statement of additional information, dated October 7, 2005, are included in Part A of this Post-Effective Amendment No. 13.

              AMSOUTH VARIABLE ANNUITY (SERIES III AND SERIES IIIR)
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-101923

      SUPPLEMENT DATED OCTOBER 7, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

               SUPPLEMENT DATED OCTOBER 7, 2005 TO YOUR PROSPECTUS

On November 3, 2005, shareholders will vote on the proposed merger of AmSouth Capital Growth Fund into Pioneer Oak Ridge Large Cap Growth VCT Portfolio, AmSouth Select Equity Fund into Pioneer Fund VCT Portfolio and AmSouth Value Fund into Pioneer Value VCT Portfolio. If the proposed merger is approved, all assets of AmSouth Capital Growth Fund, AmSouth Select Equity Fund and AmSouth Value Fund will be transferred into Pioneer Oak Ridge Large Cap Growth VCT Portfolio, Pioneer Fund VCT Portfolio and Pioneer Value VCT Portfolio, respectively, and shareholders of AmSouth Capital Growth Fund, AmSouth Select Equity Fund, and AmSouth Value Fund will receive shares of Pioneer Oak Ridge Large Cap Growth VCT Portfolio, Pioneer Fund VCT Portfolio and Pioneer Value VCT Portfolio, respectively. If approved by the shareholders the merger is scheduled to take place on or about November 4, 2005.

As a result, if any of your Contract Value is currently invested in the AmSouth Capital Growth Fund Sub-Account, AmSouth Select Equity Fund Sub-Account or AmSouth Value Fund Sub-Account, that Contract Value will be merged into Pioneer Oak Ridge Large Cap Growth VCT Portfolio Sub-Account, Pioneer Fund VCT Portfolio Sub-Account or Pioneer Value VCT Portfolio Sub-Account, respectively. If any portion of your future Premium Payments is allocated to these AmSouth Fund Sub-Accounts, you may re-direct that allocation to another Sub-Account available under your Contract. Effective as of the close of trading of the New York Stock Exchange on November 3, 2005, any transaction that includes an allocation to AmSouth Capital Growth Fund Sub-Account, AmSouth Select Equity Fund Sub-Account or AmSouth Value Fund Sub-Account will automatically be allocated to the Pioneer Oak Ridge Large Cap Growth VCT Portfolio Sub-Account, the Pioneer Fund VCT Portfolio Sub-Account or the Pioneer Value VCT Portfolio Sub-Account, respectively.

Effective as of the close of trading of the New York Stock Exchange on November 3, 2004, unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase, Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocations to the AmSouth Capital Growth Fund Sub-Account, AmSouth Select Equity Fund Sub-Account or AmSouth Value Fund Sub-Account, your enrollment will automatically be updated to reflect the Pioneer Oak Ridge Large Cap Growth VCT Portfolio Sub-Account, Pioneer Fund VCT Portfolio Sub-Account or Pioneer Value VCT Portfolio Sub-Account, respectively.

In the event that the proposed merger is approved, all references and information contained in the prospectus for your Contract related to AmSouth Capital Growth Fund, AmSouth Select Equity Fund and AmSouth Value Fund are deleted.

In addition, the following Sub-Accounts and underlying Funds are added in alphabetical order to the cover page of the prospectus:

     - PIONEER FUND VCT PORTFOLIO SUB-ACCOUNT which purchases Class II shares of Pioneer Fund VCT Portfolio of Pioneer Variable Contracts Trust

     - PIONEER OAK RIDGE LARGE CAP GROWTH VCT PORTFOLIO SUB-ACCOUNT which purchases Class II shares of Pioneer Oak Ridge Large Cap Growth VCT Portfolio of Pioneer Variable Contracts Trust

     - PIONEER VALUE VCT PORTFOLIO SUB-ACCOUNT which purchases Class II shares of Pioneer Value VCT Portfolio of Pioneer Variable Contracts Trust

Under the "Fee Tables" section, the "Optional Charges" table is replaced with the following:

OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
   MAV/EPB Death Benefit Charge (4)                                       0.30%
   The Hartford's Principal First Charge (5)                              0.75%
   The Hartford's Principal First Preferred Charge (5)                    0.20%
   Total Separate Account Annual Expenses with all optional charges (6)   2.20%

Under the "Fee Tables" section, Footnote (5) is replaced with the following:

(5) You may choose either The Hartford's Principal First or The Hartford's Principal First Preferred. You may not choose both. While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.

Under the "Fee Tables" section, the table showing the minimum and maximum fund operating expense is deleted and replaced with the following:

                                                                 Minimum          Maximum
          Total Annual Fund Operating Expenses
          (these are expenses that are deducted from
          Fund assets, including management fees,
          Rules 12b-1 distribution and/or services fees,
          and other expenses).                                   0.43%             6.22%

Under the "Fee Tables" section, the Example following the Fee Table is deleted and replaced with the following:

     (1) If you Surrender your Contract at the end of the applicable time period:

              1 year                                 $1,534
              3 years                                $3,126
              5 years                                $4,442
              10 years                               $7,389

     (2) If you annuitize at the end of the applicable time period:

              1 year                                 $863
              3 years                                $2,509
              5 years                                $4,036
              10 years                               $7,384

     (3) If you do not Surrender your Contract:

              1 year                                 $871
              3 years                                $2,517
              5 years                                $4,043
              10 years                               $7,389

The first paragraph in the sub-section entitled "The Funds" is deleted and replaced with the following:

     Pioneer Investment Management, Inc. ("Pioneer") serves as the investment adviser for the Pioneer Fund VCT Portfolio, Pioneer Oak Ridge Large Cap Growth VCT Portfolio and Pioneer Value VCT Portfolio. Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., an Italian Bank. Pioneer's main office is located at 60 State Street, Boston, Massachusetts 02109. Oak Ridge Investments, LLC is the sub-adviser to the Pioneer Oak Ridge Large Cap Growth VCT Portfolio.

The following is added in alphabetical order to the investment goals in the sub-section entitled "The Funds":

     PIONEER FUND VCT PORTFOLIO - Seeks reasonable income and capital growth.

     PIONEER OAK RIDGE LARGE CAP GROWTH VCT PORTFOLIO - Seeks capital appreciation. Sub-advised by Oak Ridge Investments, LLC.

     PIONEER VALUE VCT PORTFOLIO - Seeks reasonable income and capital growth.

Under "The Contracts" section, the following replaces the second sentence to the second paragraph in the sub-section titled "The Hartford's Principal First - Step Up":

   At the time you elect to "step up," we may be charging more for The Hartford's Principal First but in no event will this charge exceed 0.75% annually.

Under "The Hartford's Principal First Preferred - Investment Restrictions" section, the following is added:

NON-GROWTH SUB-ACCOUNTS                      GROWTH SUB-ACCOUNTS
Pioneer Fund VCT Portfolio                   Pioneer Oak Ridge Large Cap Growth
Pioneer Value VCT Portfolio                             VCT Portfolio

The following paragraph is added to the prospectus as the last sentence of the first paragraph in the "Accumulation Unit Values" table:

     There is no information for Pioneer Fund VCT Portfolio, Pioneer Oak Ridge Large Cap Growth VCT Portfolio and Pioneer Value VCT Portfolio Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not commenced operation.




  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5291

                    SUPPLEMENT DATED OCTOBER 7, 2005 TO YOUR
                       STATEMENT OF ADDITIONAL INFORMATION

On November 3, 2005, shareholders will vote on the proposed merger of AmSouth Capital Growth Fund into Pioneer Oak Ridge Large Cap Growth VCT Portfolio, AmSouth Select Equity Fund into Pioneer Fund VCT Portfolio and AmSouth Value Fund into Pioneer Value VCT Portfolio. If the proposed merger is approved, all assets of AmSouth Capital Growth Fund, AmSouth Select Equity Fund and AmSouth Value Fund will be transferred into Pioneer Oak Ridge Large Cap Growth VCT Portfolio, Pioneer Fund VCT Portfolio and Pioneer Value VCT Portfolio, respectively, and shareholders of AmSouth Capital Growth Fund, AmSouth Select Equity Fund, and AmSouth Value Fund will receive shares of Pioneer Oak Ridge Large Cap Growth VCT Portfolio, Pioneer Fund VCT Portfolio and Pioneer Value VCT Portfolio, respectively. If approved by the shareholders the merger is scheduled to take place on or about November 4, 2005.

In the event that the proposed merger is approved, all references and information contained in the Statement of Additional Information for your Contract related to AmSouth Capital Growth Fund, AmSouth Select Equity Fund and AmSouth Value Fund are deleted.

The following paragraph is added as the last sentence of the first paragraph in the "Accumulation Unit Values" table:

     There is no information for Pioneer Fund VCT Portfolio, Pioneer Oak Ridge Large Cap Growth VCT Portfolio and Pioneer Value VCT Portfolio Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not commenced operation.






 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE.

HV-5292

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)   Not applicable.

          (3)   (a) Principal Underwriter Agreement.(2)

          (3)   (b) Form of Dealer Agreement.(2)

          (4)   Form of Individual Flexible Premium Variable Annuity
                Contract.(3)

          (5)   Form of Application.(3)

          (6)   (a) Articles of Incorporation of Hartford.(4)

          (6)   (b) Bylaws of Hartford.(5)

          (7)   Form of Reinsurance Agreement.(6)

          (8)   Form of Participation Agreement.(7)

          (9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

          (10)  Consent of Deloitte & Touche LLP.

          (11)  No financial statements are omitted.

          (12)  Not applicable.

          (99)  Copy of Power of Attorney.
--------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-101923, filed April 7, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-66343, filed February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-69485, dated September 3, 1999.

Item 25.  Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Scott R. Sanderson                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Jerry K. Scheinfeldt                         Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President and General Counsel
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant. Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-119414, filed on March 31, 2005.

Item 27. Number of Contract Owners

         As of August 31, 2005, there were 291,147 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
         Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

         1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

         2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

         In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable
              Account I)
         Hartford Life Insurance Company - Separate Account Two (DC Variable
              Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable
              Account)
         Hartford Life Insurance Company - Separate Account Two (Variable
              Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ Variable
              Account)
         Hartford Life Insurance Company - Separate Account Ten
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life Insurance Company - Separate Account Eleven
         Hartford Life Insurance Company - Separate Account Twelve
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Nutmeg Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

         (b)  Directors and Officers of HSD

                                          POSITIONS AND OFFICES
         NAME                             WITH  UNDERWRITER
         ----                             ---------------------
David A. Carlson                          Senior Vice President and Deputy
                                          Chief Financial Officer
Richard G. Costello                       Vice President and Secretary
George R. Jay                             Chief Broker-Dealer Compliance Officer
Stephen T. Joyce                          Vice President
Thomas M. Marra                           President, Chief Executive Officer and
                                          Chairman of the Board, Director
Martin A. Swanson                         Vice President
John C. Walters                           Executive Vice President, Director
Neal S. Wolin                             Executive Vice President and General Counsel
Lizabeth H. Zlatkus                       Director

         Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of October, 2005.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
      (Registrant)

By: Thomas M. Marra                             *By: /s/ Christopher M. Grinnell
    --------------------------------------------         -----------------------
     Thomas M. Marra, President, Chief Executive         Christopher M. Grinnell
     Officer and Chairman of the Board*                  Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
     (Depositor)

By: Thomas M. Marra
    ----------------------------------------------
     Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President and
     Deputy Chief Financial Officer, Director*
Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
John C. Walters, Executive Vice President,    *By:  /s/ Christopher M. Grinnell
     Director*                                      ---------------------------
Lizabeth H. Zlatkus, Executive Vice President           Christopher M. Grinnell
     and Chief Financial Officer, Director*             Attorney-in-Fact
David M. Znamierowski, Executive Vice President &
     Chief Investment Officer, Director*          Date: October 7, 2005



333-101923

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

(10) Consent of Deloitte & Touche LLP.

(99) Copy of Power of Attorney.